Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Income tax [Abstract]
Major components of income tax expenses
The major components of the income tax expenses for the years ended December 31, 2020, 2019 and 2018 are:

	2020 £’000	2019 £’000	2018 £’000
Profit or loss
Current tax:
R&D tax credit for the year	(12,432)	(21,767)	(18,486)
Tax related to share-based compensation plans	-	-	125
Foreign corporation tax on profits for the year	84	152	139
Adjustments in respect of prior years	(100)	43	-
Total current tax	(12,448)	(21,572)	(18,222)
Deferred tax:
Current year	(790)	-	-
Effect of changes in tax rates	(1)	-	-
Movement in unrecognized deferred tax asset	351	-	-
Originating and reversal of timing differences, including adjustments in respect of prior years	(379)	(686)	1,674
Total deferred tax	(819)	(686)	1,674
Total income tax credit	(13,267)	(22,258)	(16,548)
Tax related to items recognized in other comprehensive income during the year:
Current tax related to share-based compensation plans	-	-	(125)
Deferred tax on fair value movements of available-for-sale financial assets	-	-	(3,509)
Tax charged to other comprehensive income	-	-	(3,634)

Reconciliation of tax expense and accounting profit
Reconciliation of tax expense and accounting profit for 2020, 2019 and 2018:

	2020		2019		2018
	£	’000	£	’000	£	’000
Loss before tax		(87,360)		(126,189)		(88,178)
Tax credit using the UK Corporation tax rate of 19% (2019: 19% and 2018: 19%)		(16,598)		(23,976)		(16,754)
Effect of:
Non-deductible expenses		9,120		13,148		629
Income not taxable for tax purposes		-		-		(954)
Chargeable gain on sale of assets held for sale		-		-		4,359
Other permanent differences		-		(1)		(38)
Additional deduction for R&D expenditure		(16,286)		(29,365)		(13,691)
Surrender of tax losses for R&D tax credit refund		16,286		28,523		24,223
R&D expenditure credits		(13,424)		(22,602)		(19,215)
Credit to other comprehensive income for share-based compensation plans		-		-		125
Movement in deferred tax not recognized		8,084		12,413		4,746
Adjustments to tax charge in respect of previous periods - deferred tax		(379)		(500)		-
Adjustments to tax charge in respect of previous periods		(100)		43		-
State taxes		7		-		-
Effects of overseas tax rates		24		-		-
Effects of tax rates in foreign jurisdictions		(1)		59		22
Total tax credit included in loss for the year		(13,267)		(22,258)		(16,548)

Components of income tax, geographical classification
The components of income tax are as follows:

	2020 £’000	2019 £’000	2018 £’000
Current tax:
United States:
Federal	(16)	100	137
State	(-)	15	2
United Kingdom	(12,432)	(21,687)	(18,361)
Total current tax	(12,448)	(21,572)	(18,222)
Deferred tax:
United States:
Federal	(819)	(644)	(516)
State	-	(42)	(1)
United Kingdom	-	-	2,191
Total deferred tax	(819)	(686)	1,674
Total income tax credit	(13,267))	(22,258)	(16,548)

Other comprehensive income
Tax related to items recognized in other comprehensive income during the year:

	2020 £’000	2019 £’000	2018 £’000
United States	—	—	—
United Kingdom – current tax	—	—	(125)
United Kingdom – deferred tax	—	—	(3,509)
Tax charged to other comprehensive income	—	—	(3,634)